Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Bank premises and equipment
Less: accumulated depreciation	$ (403,165)	$ (378,682)
Bank premises and equipment, net	516,716	526,423
Bank buildings and improvements
Bank premises and equipment
Bank premises and equipment, gross	$ 523,022	509,830
Bank buildings and improvements | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank buildings and improvements | Maximum
Bank premises and equipment
Estimated useful lives	40 years
Furniture, equipment and vehicles
Bank premises and equipment
Bank premises and equipment, gross	$ 274,923	269,861
Furniture, equipment and vehicles | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture, equipment and vehicles | Maximum
Bank premises and equipment
Estimated useful lives	20 years
Land
Bank premises and equipment
Bank premises and equipment, gross	$ 121,936	$ 125,414
Land, building, furniture, fixture and equipment | Minimum
Bank premises and equipment
Estimated useful lives	7 years
Land, building, furniture, fixture and equipment | Maximum
Bank premises and equipment
Estimated useful lives	27 years